INCOME TAX EXPENSE/(CREDIT) - ANALYSIS OF DIFFERENCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Major components of tax expense (income) [abstract]
Profit (loss) before tax	¥ (1,249,586)	$ (196,087)	¥ (690,745)	¥ 1,009,092
Tax calculated at the statutory rate of 25%	(312,397)		(172,686)	252,273
Effect of expenses not deductible for tax purposes	23,307		18,939	2,921
Effect of income not subject to tax	(6,986)		(7,474)	(1,762)
Tax losses and temporary differences in accounting base and tax base for which no deferred tax asset was recognized	20,827		27,420	11,249
Adjustments for current tax of prior periods	(77)		1,194	(2,410)
Utilization of previously unrecognized tax losses and temporary differences	(297)		(38)	(1,143)
Income tax expense/(credit)	¥ (275,623)	$ (43,251)	¥ (132,645)	¥ 261,128

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.